Note 12 - Deferred Tax Assets and Liabilities (Details) - JPY (¥) ¥ in Thousands		Mar. 31, 2016	Mar. 31, 2015
Customer Relationships [Member]
Customer relationships		¥ 1,058,578	¥ 1,299,335
Trademarks [Member]
Customer relationships		29,664	38,413
Unrealized gains on available-for-sale securities		620,755	832,426
Capital leases		130,365	141,255
Accrued expenses		933,947	995,253
Retirement and pension cost		1,102,215	960,151
Allowance for doubtful accounts		56,534	58,760
Depreciation		72,109	101,652
Net loss on other investments		205,373	230,794
Operating loss carryforwards		947,031	1,276,690
Transactions in transit*	[1]	96,714	106,631
Impairment loss on telephone rights		67,102	74,268
Accrued enterprise tax		120,793	86,448
Asset retirement obligation		183,912	194,553
Deferred revenue		387,481	353,098
Tax deduction of goodwill		¥ 791,377	810,172
Excess of tax deductible goodwill over the reported amount of goodwill			88,769
Investments in equity method investees		¥ 291,266	241,210
Investments in funds		83,818	100,045
Asset retirement cost		146,266	160,293
Other		329,491	333,752
Other		68,941	85,128
Total		4,620,171	4,995,488
Total		3,103,561	3,573,608
Valuation allowance		(627,693)	(611,997)
Total		3,992,478	4,383,491
Total		¥ 3,103,561	¥ 3,573,608

[1]	This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company's fiscal year-end.